SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

15. SHARE-BASED COMPENSATION

Restricted ordinary shares

In May 2015, Mr. Yi’nan Li, Mr. Token Yilin Hu, Ms. Yuqin Zhang and Niu Holding Inc. entered into an arrangement with other investors of the Company, whereby all of their 59,459,020 ordinary shares became restricted and subject to service vesting conditions. The restricted ordinary shares vest equally in four years from the date of imposition of the restriction , which will be accelerated in the event of the Company’s IPO. The restricted ordinary shares are subject to repurchase by the Company upon termination of Mr. Yi’nan Li, Mr. Token Yilin Hu and Ms. Yuqin Zhang’s service with the Group. The Company has the right, at its sole discretion, to repurchase restricted ordinary shares at its par value within 60 days after the termination. The restricted ordinary shares are not transferable prior to be vested. Other than the restriction on transfer and service vesting conditions, restricted ordinary shareholders have all other rights and privileges as ordinary shareholders. Compensation cost was measured for the restricted ordinary shares using the estimated fair value of the Company’s ordinary shares of US$0.53 per share at the date of imposition of the restriction in May 2015, and is amortized to consolidated statements of comprehensive loss on a straight-line basis over the vesting term of four years.

In February 2016, Ms. Yuqin Zhang resigned from the Group and the Company determined not to repurchase restricted ordinary shares held by Ms. Yuqin Zhang. As such, all restricted ordinary shares held by Ms. Yuqin Zhang vested immediately, compensation cost of RMB7,574,133 was recognized immediately when the service condition was waived.

On January 7, 2016, the shareholders of the Company approved a modification of 3,307,500 restricted ordinary shares owned Mr. Yi’nan Li, through Niu Holding Inc.. Such number of restricted ordinary shares vested immediately and became transferable. Unrecognized compensation cost of RMB9,803,035 of 3,307,500 shares was recognized upon modification. Mr. Yi’nan Li transferred 3,307,500 ordinary shares to ELLY Holdings Limited, an entity owned by Dr. Yan Li, the new Chief Operating Officer of the Company who became the Chief Executive Officer of the Company in December 2017. On January 7, 2016, the Company also issued 3,307,500 restricted ordinary shares to ELLY Holdings Limited at par value. As a result of these transactions, ELLY Holdings Limited collectively owns 6,615,000 restricted ordinary shares which vest annually in equal instalments over four years from January 7, 2016.

On January 7, 2016, the Company also issued 1,804,000 restricted ordinary shares to Smart Power Group Limited, an entity owned by Mingming Huang, a new member of Board of Directors of the Company. 25% of the restricted ordinary shares vested on May 27, 2016 and the remaining 75% of the restricted ordinary shares vest annually in equal instalments over the next three years.

On June 8, 2018, Mr. Yi'nan Li and Mr. Mingming Huang resigned from the Company and the Company determined not to repurchase 9,798,125 and 451,000 restricted ordinary shares held by Mr. Yi'nan Li and Mr. Mingming Huang, respectively. It represented a modification to accelerate vesting. Compensation cost of RMB173,156,580 was recognized immediately as general and administrative expenses upon the modification.

On October 19, 2018, the remaining restricted ordinary shares of Mr. Token Yilin Hu and Dr. Yan Li were vested immediately upon the Company’s initial public offering. Compensation cost of RMB8,935,076 and RMB10,535,229 was immediately recognized as research and development expenses and general and administrative expenses, respectively.

A summary of the restricted ordinary shares activities for the year ended December 31, 2018 is presented below:

		Weighted
		average grant
	Number of	date fair
	shares	value
		US$
Outstanding at January 1, 2018	32,689,010	0.57
Granted	—	—
Vested	(32,689,010)	0.57
Outstanding at December 31, 2018	—	—

The total fair value of shares vested during the years ended December 31, 2016, 2017 and 2018 was RMB73,692,770, RMB58,848,966 and RMB264,075,922, respectively. Total compensation expenses recognized for restricted ordinary shares for the years ended December 31, 2016, 2017 and 2018 were allocated to the following expense items:

	For the year ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Research and development expenses	12,821,215	13,045,853	18,371,203
General and administrative expenses	62,763,591	46,185,090	207,871,076
Total restricted ordinary shares compensation expense	75,584,806	59,230,943	226,242,279

As of December 31, 2018, there's no unrecognized compensation expense related to restricted ordinary shares.

Transfer of ordinary shares

On June 8, 2018, Mr. Token Yilin Hu transferred 2,000,000 ordinary shares beneficially owned through Niu Holdings Inc. to Mr. Carl Chuankai Liu, the vice president of design of the Company at nil consideration. The Company accounted for such transfer as share-based compensation as the ordinary shares were granted to Mr. Carl Chuankai Liu as compensation for his services provided to the Group. As there was no service condition, RMB33,537,572 share-based compensation expenses were recognized in research and development expenses immediately upon transfer.

Share options and restricted share units

a)	2016 Global Incentive Plan

In January 2016, the Company's Shareholders and Board of Directors approved 2016 Global Share Incentive Plan and amended it in March 2018 (the "Amended 2016 Plan"). Under the Amended 2016 Plan, a maximum aggregate number of 5,861,480 ordinary shares may be issued pursuant to all awards granted. Share options expire 10 years from the grant date.

Under the 2016 Plan, the Company has granted: (i) 4,776,250 share options with exercise price of US$0.20 per share and vesting schedule of 40% vesting on the second anniversary of the grant date and the remaining vesting in three equal annual installments; and (ii) 705,196 share options with exercise price of nil and vesting in four equal annual installments.

A summary of the share options activities for the year ended December 31, 2018 is presented below:

			Weighted
		Weighted	remaining
	Number of	average exercise	contractual	Aggregate
	shares	price	years	intrinsic value
		US$		US$
Outstanding at January 1, 2018	4,265,750	0.20
Granted	1,215,696	0.08
Forfeited	(167,200)	0.20
Outstanding at December 31, 2018	5,314,246	0.17	8.06	17,644,761
Exercisable as of December 31, 2018	2,059,200	0.20	7.24	6,795,360

The fair value of the options granted is estimated on the dates of grant using the binomial option pricing model with the following key assumptions used:

Grant Date:	2016	2017	2018
Risk-free rate of return (per annum)	1.52% - 1.95%	2.25% - 2.48%	2.78%-3.13%
Volatility	54.8% - 56.5%	51.7% - 54.4%	49.9%-50.9%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.2	2.2	2.2
Fair value of underlying ordinary share	US$0.44 - US$0.80	US$0.44 - US$1.22	US$2.05 - US$4.10
Expected term (in years)	10	10	10

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in USD for a term consistent with the expected term of the Company’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it has considered the statistics on exercise patterns of employees compiled by Huddart and Lang in Huddart, S., and M. Lang. 1996. "Employee Stock Option Exercises: An Empirical Analysis." Journal of Accounting and Economics, vol. 21, no. 1 (February):5‑43, which are widely adopted by valuers as authoritative guidance on expected exercise multiples. Expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the option.

The weighted average grant date fair value of the share options granted for the years ended December 31, 2016, 2017 and 2018 was US$0.56,  US$0.86 and US$2.11, respectively. Compensation expenses recognized for share options for the years ended December 31, 2016, 2017 and 2018 were allocated to the following expense items:

	For the year ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Cost of revenues	220,226	253,545	246,947
Selling and marketing expenses	1,377,422	1,611,160	2,124,728
Research and development expenses	708,847	832,782	955,538
General and administrative expenses	413,602	598,668	2,392,740
Total share option compensation expense	2,720,097	3,296,155	5,719,953

As of December 31, 2018, RMB21,953,326 of total unrecognized compensation expense related to share options is expected to be recognized over a weighted average period of approximately 3.33 years.

In October 2018, the Company granted 100,000 restricted share units to five independent directors in aggregate. Restricted share units are generally granted with 50% vesting on the first anniversary of the grant date and the remaining vesting on the second anniversary.

A summary of the restricted ordinary units activities for the year ended December 31, 2018 is presented below:

		Weighted
		average grant
	Number of	date fair
	shares	value
		US$
Outstanding at January 1, 2018	—	—
Granted	100,000	4.33
Vested	—	—
Outstanding at December 31, 2018	100,000	4.33

Compensation cost recognized for restricted share units for the year ended December 31, 2018 was RMB375,123 and was recognized as general and administrative expenses. As of December 31, 2018,  RMB2,597,292 of total unrecognized compensation expenses related to restricted share units are expected to be recognized over a weighted average period of approximately 1.75 years.

b)	2018 Share Incentive Plan

In September 2018, the Company's Shareholders and Board of Directors approved the 2018 Share Incentive Plan (the "2018 Plan"). Under the 2018 Plan, the maximum aggregate number of ordinary shares available for issuance is 6,733,703 ordinary shares, which shall be increased by a number equal to 1.5% of the total number of ordinary shares issued and outstanding on the last day of the immediately preceding fiscal year, each fiscal year during the term of the 2018 Plan, if determined and approved by the board of directors for the relevant fiscal year. As of December 31, 2018, no share incentive award has been granted under the 2018 Plan.

Total share-based compensation expenses recognized for the years ended December 31, 2016, 2017 and 2018 were allocated to the following expense items:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Cost of revenues	220,226	253,545	246,947
Selling and marketing expenses	1,377,422	1,611,160	2,124,728
Research and development expenses	13,530,062	13,878,635	52,864,313
General and administrative expenses	63,177,193	46,783,758	210,638,939
Total share-based compensation expense	78,304,903	62,527,098	265,874,927